Operating Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Maturities of lease liabilities

The following table presents the discounted present value of minimum lease payments for our office and warehouses to the amounts reported as financial lease liabilities on the consolidated balance sheet at December 31, 2020:

Undiscounted Future Minimum Lease Payments	Operating Lease

2021	$59,291
Thereafter	26,673
Total	85,964
Amount representing imputed interest	(2,965)
Total operating lease liability	82,999
Current portion of operating lease liability	57,478
Operating lease liability, non-current	$25,521

Lease costs

The table below presents information for lease costs related to our operating leases at December 31, 2020:

Operating lease cost:
Amortization of leased assets	$114,032
Interest of lease liabilities	10,776
Total operating lease cost	$124,808

Summary of lease-related terms and discount rates	The table below presents lease-related terms and discount rates at December 31, 2020:
Remaining term on leases	9 to 25 months
Incremented borrowing rate	5.0%